Earnings per share (Tables)	12 Months Ended
Dec. 31, 2013
Number Of Shares Used In the Earnings Per Share Calculations

The number of shares used in the earnings per share calculations is reconciled as follows:

(in millions)	2013	2012	2011

Weighted average shares outstanding	174.9	171.8	169.5
Dilutive effect of weighted average number of stock options	1.6	1.4	1.1

Weighted average diluted shares outstanding	176.5	173.2	170.6